Long-term Debt - Principal Repayments and Other Borrowing Arrangements (Detail) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	€ 242,360
Long-term Debt, Maturities, Repayments of Principal in Year Two	27,997
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,762
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,762
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,762
Thereafter	3,002,180
Long-term debt	3,277,823
Less: current portion of long-term debt	247,672	€ 4,211
Non-current portion of long-term debt	€ 3,035,463